                                              SEMIANNUAL REPORT
                                              JUNE 30, 2002

PRUDENTIAL
GLOBAL TOTAL RETURN FUND, INC.

FUND TYPE
Global/international bond

OBJECTIVE
Total return, made up of current income
and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark
of The Prudential Insurance Company of
America, Newark, NJ, and its affiliates.         PRUDENTIAL (LOGO)

Prudential Global Total Return Fund, Inc.

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Global Total Return Fund, Inc. (the Fund) seeks total return made up of current income and capital appreciation. The Fund invests primarily in intermediate-term, investment-grade debt securities issued around the world. The Fund invests at least 65% of its total assets in income-producing debt securities of U.S. and foreign corporations and governments; supranational organizations; semi-governmental entities or government agencies, authorities, or instrumentalities; and short-term bank debt securities or bank deposits. The Fund can invest up to 35% of its total assets in corporate debt securities. The Fund may also invest up to 35% of its total assets in bonds rated below investment grade, with a minimum rating of "C" by Standard & Poor's, or of comparable quality in our view. Lower-rated securities carry a greater risk of loss of principal and interest than higher-rated securities. There are special risks associated with foreign investing, including social, political, and currency risks, as well as potential illiquidity. There can be no assurance that the Fund will achieve its investment objective.

Ten Largest Issuers

Expressed as a percentage of
total investments as of 6/30/02
        12.3%   United Kingdom Treasury Bonds
         9.6    German Government Bonds
         9.2    Federal National Mortgage Association
         5.5    Canadian Government Bonds
         3.9    Italian Government Bonds
         3.2    Prudential Core Investment Fund
         3.2    U.S. Treasury Notes
         2.8    Dutch Government Bonds
         2.3    Japanese Government Bonds
         2.3    Depfa Pfandbriefbank

Holdings are subject to change.

                                 www.prudential.com    (800) 225-1852

Semiannual Report    June 30, 2002

Cumulative Total Returns1    As of 6/30/02

                                  Six Months    One Year    Five Years    Ten Years    Since Inception2
Class A                             3.75%         4.22%       15.12%       76.49%         254.67%
Class B                             3.35          3.72        11.95         N/A            27.35
Class C                             3.35          3.72        11.95         N/A            27.36
Class Z                             3.86          4.46        16.36         N/A            19.57
Lipper Global Income Funds Avg.3    4.33          7.32        19.39        68.21            ***
SSB WGBI Unhedged4                  9.85         13.96        23.77        78.88           ****

Average Annual Total Returns1                                    As of 6/30/02

                One Year    Five Years    Ten Years    Since Inception2
    Class A       0.05%       2.02%         5.41%          7.97%
    Class B      -1.28        2.13          N/A            3.81
    Class C       1.69        2.08          N/A            3.65
    Class Z       4.46        3.08          N/A            3.44

Distributions and Yields                                        As of 6/30/02

                      Total Distributions     30-Day
                      Paid for Six Months    SEC Yield
    Class A                  $0.13            3.46%
    Class B                  $0.11            2.85
    Class C                  $0.11            3.07
    Class Z                  $0.14            3.85

Past performance is not indicative of future results. Principal and investment return will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance numbers, with the exception of six-month, one-year, and five-year returns, do not fully reflect the higher operating expenses incurred since the Fund commenced operations as an open-end mutual fund on January 15, 1996. If these expenses had been applied since the Fund's inception, past performance returns would have been lower. Prior to January 15, 1996, the Fund operated as a closed-end fund with shares being traded on the New York Stock Exchange. 1Source:
Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 4% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. The cumulative and average annual total returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception dates:
Class A, 7/7/86; Class B and Class C, 1/15/96; and Class Z, 3/17/97. 3The Lipper Average is unmanaged, and is based on the average return for all funds in each share class for the six-month, one-year, five-year, ten-year, and since inception periods in the Lipper Global Income Fund category. Funds in the Lipper Global Income Funds Average invest primarily in U.S. dollar debt securities of issuers located in at least three countries, one of which may be the United States. 4The Salomon Smith Barney (SSB) World Government Bond Index
(WGBI) Unhedged is a market capitalization-weighted index consisting of the government bond markets for Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Country eligibility is determined based on market capitalization and investability criteria. All issues have a remaining maturity of at least one year rebalanced monthly. Investors cannot invest directly in an index. The returns for the Lipper Average and SSB WGBI Unhedged would be lower if they included the effect of sales charges or taxes.

***Lipper Since Inception returns are 219.83% for Class A, 30.63% for Class B and Class C, and 22.66% for Class Z, based on all funds in each share class. ****SSB WGBI Unhedged Since Inception returns 218.06% for Class A, 28.26% for Class B and Class C, and 27.53% for Class Z, based on all funds in each share class.
                                                                            1

PRUDENTIAL (LOGO)                                            August 15, 2002

DEAR SHAREHOLDER,
The reporting period for the Prudential Global Total Return Fund, Inc.--the six months ended June 30, 2002--was a time of significant change in the world economy and the financial markets. The global economy had begun to recover from a recession after major central banks repeatedly reduced short-term interest rates the previous year. The U.S. dollar, however, long considered the world's premier currency, weakened substantially in 2002. At the same time, global financial markets were roiled by news of accounting scandals and bankruptcies at certain high-profile firms in the United States. Each of these factors affected the global bond markets.

In this environment characterized by investor pessimism and distrust, demand rose for U.S. Treasuries and the government bonds of other developed nations, but fell for stocks, low-quality bonds, and other risky assets. This flight-to-quality trend affected the Fund's performance. During our reporting period, the Fund's shares posted lower returns than the Salomon Smith Barney World Government Bond Index (WGBI) Unhedged, and the average return of their peers, as represented by the Lipper Global Income Funds Average.

The Fund's management team explains developments in the global fixed income markets, the foreign exchange markets, and the Fund's investments on the following pages. As always, we appreciate your continued confidence in Prudential mutual funds.

Sincerely,


David R. Odenath, Jr., President
Prudential Global Total Return Fund, Inc.

Prudential Global Total Return Fund, Inc.

Semiannual Report    June 30, 2002

INVESTMENT ADVISER'S REPORT

U.S. DOLLAR LOSES GROUND TO EURO AND JAPANESE YEN
For investors in the global bond markets, perhaps the most significant development during our six-month reporting period that began January 1, 2002, was the U.S. dollar's dramatic decline against other major currencies. After reigning for years as the international investment currency of choice, the U.S. dollar lost 13.5% against the euro, and 10% against the Japanese yen in the first six months of 2002.

A few key occurrences contributed to the decline of the U.S. currency. First, there were doubts about the strength of the U.S. economic recovery. The U.S. economy expanded rapidly during the first quarter of 2002, only to grow much more slowly in the second quarter. Second, news of accounting scandals and corporate excesses at major U.S. companies such as WorldCom and Global Crossing hurt investor confidence in corporate America. This, in turn, deepened the bear market in stocks and pressured prices of U.S. corporate bonds, which further discouraged foreign investment in U.S. assets. Taken together, these factors weakened the U.S. dollar, which sank under the weight of the massive U.S. current account deficit--a broad measure of the nation's foreign trade that considers goods and services, investment flows, and government grants.

FAVORING CURRENCIES OTHER THAN THE U.S. DOLLAR
We increased the Fund's exposure to non-U.S. dollar currencies, particularly the euro, and decreased its exposure to the "greenback" during our reporting period. We made this shift to take advantage of gains made by other major currencies against the U.S. dollar. The Fund's holdings of non-U.S. dollar currencies stood at 30% as of June 30, 2002, up from 10% as of March 31, 2002. Having a larger position in non-U.S. dollar currencies benefited the Fund's performance on an absolute basis during our reporting period. However, on a relative basis, the Fund's still comparatively modest exposure to non-U.S. dollar currencies detracted from its performance versus the Salomon Smith Barney WGBI and its Lipper Average during our reporting period.

Prudential Global Total Return Fund, Inc.

Semiannual Report    June 30, 2002

FLIGHT TO SAFETY AIDS U.S. TREASURIES AND MORTGAGES
The combination of slowing economic growth in the United States, tame inflation, and weak stock markets created a favorable investment environment for U.S. Treasury securities. While government bonds of many developed nations also benefited from this flight-to-quality trend, U.S. Treasuries outperformed most of them on a local currency basis for the six months ended June 30, 2002, according to Salomon Smith Barney bond indexes. Therefore the Fund's exposure to the government bonds of major European nations was a slight drag on its relative performance during our reporting period.

Investors also sought refuge in mortgage-backed securities, which were viewed by many as an alternative investment to the troubled U.S. corporate bond market. Mortgage-backed securities posted one of the highest returns in the U.S. fixed income market for the six months ended June 30, 2002, according to Salomon Smith Barney bond indexes. The Fund benefited on an absolute basis from its exposure to mortgage-backed securities, which stood at nearly 15% of its total investments as of June 30, 2002.

CABLE, UTILITIES, AND TELECOM SECTORS IN CRISIS
In the U.S. markets for investment-grade and high yield corporate bonds, some debt securities whose values declined dramatically during our reporting period were clustered in the cable, utilities, and telecommunications sectors. Bond investors have historically viewed the cable industry favorably due to its steady cash flows. This perception was shaken by the bankruptcy of Adelphia Communications, which spread gloom throughout the sector. The utilities sector suffered from low electricity prices and lingering contagion from Enron Corporation, the energy-trading firm that went bankrupt in late 2001. The telecom industry has struggled with overcapacity built up in the 1990s when there was an abundance of capital to finance the construction of fiber optic networks. News that WorldCom had inflated its profits by billions of dollars dealt another blow to the telecom arena. We sold the Fund's WorldCom bonds before accounting-related issues were disclosed in June 2002. Overall, the Fund has a rather conservative portfolio of corporate bonds with limited exposure to the telecom sector.

                                       www.prudential.com    (800) 225-1852

MIXED PERFORMANCE FOR EMERGING MARKETS BONDS
Outside the United States, the negative effects of political volatility in Brazil spread beyond that nation's bonds and infected other emerging markets' debt issues. The Fund sold its small position in Brazilian bonds, but held on to South Korean bank bonds and Russian government bonds, both of which performed well amid a stabilizing banking environment in South Korea and a solid macroeconomic climate in Russia.

LOOKING AHEAD
Government data released shortly after our reporting period ended showed that U.S. economic growth slowed more than expected in the second quarter of 2002. Therefore we believe the Federal Reserve will not increase short-term interest rates during the remainder of 2002, especially since inflationary pressures have remained tame in the United States.

A tepid U.S. economic recovery has negative implications for the economies of other nations, particularly export-driven economies such as that of Japan. If U.S. consumers continue to spend more cautiously as they did in the second quarter of 2002, the United States may not remain the engine for global growth that it has been in the past.

On the currency front, we believe the U.S. dollar remains vulnerable to further declines. Therefore we are looking for strategic opportunities to boost the Fund's exposure to non-U.S. dollar currencies.

Prudential Global Total Return Fund Management Team

                                                  SEMIANNUAL REPORT
                                                  JUNE 30, 2002


PRUDENTIAL
GLOBAL TOTAL RETURN FUND, INC.


                                                  FINANCIAL STATEMENTS

       Prudential Global Total Return Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited)

Principal
Amount                                                               US$
(000)               Description                                      Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  96.7%
-------------------------------------------------------------------------------------
Canada  5.7%
                    Canadian Government Bonds,
  CAD    9,502      5.75%, 9/1/06                                    $     6,479,799
         4,830      6.00%, 6/1/11                                          3,301,839
         3,390      9.00%, 6/1/25                                          3,100,582
                                                                     ---------------
                                                                          12,882,220
-------------------------------------------------------------------------------------
Eurobonds  25.7%
  EUR    2,412      Belgian Government Bonds,
                     8.50%, 10/1/07                                        2,793,311
         5,420      DePfa Deutsche Pfandbriefbank AG,
                     5.00%, 6/26/06                                        5,425,246
         6,662      Dutch Government Bonds,
                     4.00%, 7/15/05                                        6,523,632
           480      Esat Telecom Group PLC,
                     11.875%, 11/1/09                                        564,132
         2,825      Europaeische Hypothekenbank,
                     5.75%, 1/4/11                                         2,870,143
         1,100      Fresenius Medical Care Capital Trust,
                     7.375%, 6/15/11                                       1,032,068
                    German Government Bonds,
         9,730      7.375%, 1/3/05                                        10,335,116
           895      5.25%, 1/4/08                                            911,326
         6,868      4.50%, 7/4/09                                          6,662,679
           825      5.375%, 1/4/10                                           840,049
         3,347      6.25%, 1/4/24                                          3,692,995
                    Italian Government Bonds,
           300      4.75%, 7/1/05                                            300,169
         2,005      6.75%, 7/1/07                                          2,164,742
         6,460      6.00%, 5/1/31                                          6,868,132
         1,580      Koninklijke KPN NV,
                     4.75%, 11/5/08                                        1,366,952
         1,350      Messer Grieshiem HI,
                     10.375%, 6/1/11                                       1,439,957

    See Notes to Financial Statements                                      7

       Prudential Global Total Return Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

Principal
Amount                                                               US$
(000)               Description                                      Value (Note 1)
------------------------------------------------------------------------------------------
  EUR    4,932      Spanish Government Bonds,
                     4.00%, 1/31/10                                  $     4,566,531
                                                                     ---------------
                                                                          58,357,180
-------------------------------------------------------------------------------------
Hungary  1.3%
  HUF  735,000      Hungarian Government Bonds,
                     8.50%, 11/24/03                                       2,930,430
-------------------------------------------------------------------------------------
Japan  2.9%
  JPY  130,000      Central Bank Tunisia,
                    3.30%, 8/2/10                                          1,073,788
       655,000      Japanese Government Bonds,
                     0.50%, 12/20/06                                       5,504,509
                                                                     ---------------
                                                                           6,578,297
-------------------------------------------------------------------------------------
Sweden  1.2%
  SEK   25,150      Swedish Government Bonds,
                     6.00%, 2/9/05                                         2,799,831
-------------------------------------------------------------------------------------
United Kingdom  15.4%
  GBP      845      IBM Corp.,
                     6.125%, 6/28/06                                       1,329,547
         1,300      Powergen PLC,
                     8.875%, 3/26/03                                       2,035,092
         1,200      TXU Europe Funding Ltd.,
                     7.00%, 11/30/05                                       1,236,851
           860      Union Bank of Switzerland,
                     8.00%, 1/8/07                                         1,428,223
                    United Kingdom Treasury Bonds,
         2,245      8.00%, 6/10/03                                         3,536,692
           300(a)   5.00%, 6/7/04                                                460
        13,865      6.75%, 11/26/04                                       22,053,761
         1,875      8.50%, 7/16/07                                         3,289,629
                                                                     ---------------
                                                                          34,910,255
-------------------------------------------------------------------------------------
United States  44.5%
Collateralized Mortgage Obligations  2.1%
  USD    2,150      Bear Stearns Commercial Mortgage Securities,
                     Inc.,
                     7.78%, 2/15/32                                        2,437,790

    8                                      See Notes to Financial Statements

       Prudential Global Total Return Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

Principal
Amount                                                               US$
(000)               Description                                      Value (Note 1)
------------------------------------------------------------------------------------------
  USD    2,150      First Union National Bank Commercial Mortgage
                     Trust,
                     7.202%, 10/15/32                                $     2,371,883
                                                                     ---------------
                                                                           4,809,673
-------------------------------------------------------------------------------------
Corporate Bonds  20.8%
         1,000      Allegheny Energy Supply Co., LLC,
                     8.25%, 4/15/12                                        1,045,820
         1,000      Allied Waste North America, Inc.,
                     7.625%, 1/1/06                                          965,000
         1,000      Central Bank Tunisia,
                     7.50%, 9/19/07                                        1,055,000
         1,600      Chohung Bank, FRN,
                     6.90%, 1/7/05                                         1,740,000
         1,100      Clear Channel Communications, Inc.,
                     6.50%, 7/7/05                                         1,071,178
         1,070      Comcast Cable Communications, Inc.,
                     8.125%, 5/1/04                                        1,093,904
         1,250      Coors Brewing Co.,
                     6.375%, 5/15/12                                       1,286,249
         1,000      CSX Corp.,
                     7.25%, 5/1/04                                         1,062,640
         1,225      El Paso Corp.,
                     5.75%, 3/14/06                                        1,132,913
         1,050      EOP Operating Ltd.,
                     7.375%, 11/15/03                                      1,095,602
         1,450      Erac USA Finance Co.,
                     6.375%, 5/15/03                                       1,471,706
         3,960      Fideicomiso Petacalco,
                     10.16%, 12/23/09                                      4,078,800
                    Ford Motor Credit Co.,
         1,785      5.625%, 6/6/06                                         1,739,993
           500      6.50%, 1/25/07                                           501,945
                    General Electric Capital Corp.,
           750      6.00%, 6/15/12                                           752,573
           350      6.75%, 3/15/32                                           352,562

    See Notes to Financial Statements                                      9

       Prudential Global Total Return Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

Principal
Amount                                                               US$
(000)               Description                                      Value (Note 1)
------------------------------------------------------------------------------------------
                    General Motors Acceptance Corp.,
  USD    1,000      7.50%, 7/15/05                                   $     1,059,270
           850      6.125%, 9/15/06                                          864,858
           400      Hanvit Bank,
                     12.75%, 3/1/10                                          468,974
         1,150      HCA, Inc.,
                     7.125%, 6/1/06                                        1,206,190
         1,662      HEALTHSOUTH Corp.,
                     7.625%, 6/1/12                                        1,646,409
         1,000      HMH Properties, Inc.,
                     7.875%, 8/1/05                                          975,000
           700      J.P. Morgan Chase,
                     5.625%, 8/15/06                                         718,697
         4,910      Korea Development Bank,
                     6.625%, 11/21/03                                      5,118,675
           220      Korea Exchange Bank,
                     13.75%, 6/30/10                                         265,100
         1,000      News America Holdings, Inc.,
                     8.50%, 2/15/05                                        1,071,560
         1,055      Norfolk Southern Corp.,
                     7.875%, 2/15/04                                       1,126,835
         1,690      Oryx Energy Co.,
                     8.00%, 10/15/03                                       1,773,469
         1,000      PEMEX Master Trust,
                     7.875%, 2/1/09                                          997,500
           500      Petronas Capital Ltd.,
                     7.00%, 5/22/12                                          507,421
         1,050      Philip Morris Co., Inc.,
                     6.80%, 12/1/03                                        1,099,560
         1,450      Raytheon Co.,
                     6.45%, 8/15/02                                        1,455,292
         1,245      Safeway, Inc.,
                     6.05%, 11/15/03                                       1,290,193
         1,150      Schlumberger Technology Corp.,
                     6.50%, 4/15/12                                        1,198,415

    10                                     See Notes to Financial Statements

       Prudential Global Total Return Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

Principal
Amount                                                               US$
(000)               Description                                      Value (Note 1)
------------------------------------------------------------------------------------------
  USD      870      Sprint Capital Corp.,
                     8.75%, 3/15/32                                  $       661,200
           500      Tyco International Group, Inc., Gtd. Notes,
                     6.375%, 2/15/06                                         397,500
           475      Union Pacific Corp.,
                     5.84%, 5/25/04                                          493,525
         1,150      Washington Mutual, Inc.,
                     5.625%, 1/15/07                                       1,174,622
         1,150      Waste Management, Inc.,
                     7.00%, 10/15/06                                       1,201,784
                                                                     ---------------
                                                                          47,217,934
-------------------------------------------------------------------------------------
Sovereign Bonds  4.2%
           882      Bulgarian Government Bonds, FRN,
                     2.8125%, 7/28/11                                        767,340
         3,732      Croatian Government Bonds, FRN,
                     2.875%, 7/31/06                                       3,726,959
           905      Panamanian Government Bonds,
                     9.375%, 4/1/29                                          895,045
           220      Philippines Republic,
                     9.875%, 1/15/19                                         216,150
         2,600      Russian Federation,
                     5.00%, 3/31/30                                        1,800,500
           400      Russian Government Bonds,
                     5.00%, 3/31/30                                          277,750
           560      Turkish Government Bonds,
                     11.75%, 6/15/10                                         504,840
           880      United Mexican States,
                     8.375%, 1/14/11                                         915,200
           655      Venezuelan Government Bonds, FRN,
                     2.875%, 12/18/07                                        482,708
                                                                     ---------------
                                                                           9,586,492
-------------------------------------------------------------------------------------
U.S. Government & Agency Obligations  17.4%
                    Federal National Mortgage Association,
         8,901      6.50%, 5/1/09                                          9,273,354
         2,615      6.625%, 11/15/10                                       2,845,957

    See Notes to Financial Statements                                     11

       Prudential Global Total Return Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

Principal
Amount                                                               US$
(000)               Description                                      Value (Note 1)
------------------------------------------------------------------------------------------
  USD    3,694      7.00%, 2/1/12                                    $     3,894,331
         1,300      7.125%, 1/15/30                                        1,455,753
         3,894      6.50%, 1/1/32                                          3,973,343
        10,483      Government National Mortgage Association,
                     6.50%, 10/15/28                                      10,731,957
                    United States Treasury Notes,
           775      3.50%, 11/15/06                                          761,189
         2,205      4.875%, 2/15/12                                        2,213,269
        10,160      Zero Coupon, 11/15/18, I/O                             3,890,366
           540      5.375%, 2/15/31                                          528,773
                                                                     ---------------
                                                                          39,568,292
                                                                     ---------------
                    Total United States investments                      101,182,391
                                                                     ---------------
                    Total long-term investments (cost
                     US$208,580,640)                                     219,640,604
                                                                     ---------------
SHORT-TERM INVESTMENT  6.5%
United States
-------------------------------------------------------------------------------------
Corporate Bonds  1.6%
         2,530      Industrial Bank of Korea,
                     8.375%, 9/30/02                                       2,542,650
         1,094      Korea Electric Power Corp.,
                     7.00%, 10/1/02                                        1,106,034
                                                                     ---------------
                                                                           3,648,684
-------------------------------------------------------------------------------------
Sovereign Bonds  1.2%
           500      Jamaican Government Bonds,
                     9.625%, 7/2/02                                          502,500
         2,100      Lithuanian Government Bonds,
                     7.125%, 7/22/02                                       2,115,750
                                                                     ---------------
                                                                           2,618,250

    12                                     See Notes to Financial Statements

       Prudential Global Total Return Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

Principal
Amount                                                               US$
(000)               Description                                      Value (Note 1)
------------------------------------------------------------------------------------------
U.S. Government & Agency Obligations  0.4%
                    United States Treasury Bills,
  USD      300      1.73%(c), 8/8/02(b)                              $       299,078
           500      1.85%(c), 8/8/02(b)                                      497,966
           100      1.715%(c), 8/29/02(b)                                     99,675
                                                                     ---------------
                                                                             896,719

                                                         Shares
-----------------------------------------------------------------------------------
Mutual Fund  3.3%
                 Prudential Core Investment
                  Fund-Taxable Money Market Series
                  (Note 3)                                7,471,928         7,471,928
                                                                       --------------
                 Total short-term investment
                  (cost US$14,591,549)                                     14,635,581
                                                                       --------------
                 Total Investments  103.2%
                  (cost US$223,172,189; Note 5)                           234,276,185
                 Liabilities in excess of other
                  assets  (3.2%)                                           (7,258,145)
                                                                       --------------
                 Net Assets  100%                                      $  227,018,040
                                                                       --------------
                                                                       --------------

    See Notes to Financial Statements                                     13

       Prudential Global Total Return Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

Portfolio securities are classified according to the security's currency denomination.
(a) Figure is actual (not rounded to nearest thousand).
(b) Segregated as collateral for financial futures contracts.
(c) Percentages quoted represent yield-to-maturity as of purchase date.
AG--Aktiengesellschaft (German Corporation).
CAD--Canadian Dollar.
DEM--German Mark.
EUR--Euro.
FRN--Floating Rate Note.
GBP--Pound Sterling.
HUF--Hungarian Forint.
I/O--Interest Only.
JPY--Japanese Yen.
LLC--Limited Liability Company.
NV--Naamloze Vennootschap (Dutch Company).
PLC--Public Limited Company (British or Irish Limited Liability Company).
SEK--Swedish Krona.

    14                                     See Notes to Financial Statements

       Prudential Global Total Return Fund, Inc.
             Portfolio of Investments as of June 30, 2002 (Unaudited) Cont'd.

The industry classification of portfolio holdings and other assets shown as a percentage of net assets as of June 30, 2002 was as follows:
Foreign Government Securities..........................................   49.0%
U.S. Government Securities.............................................   17.8
Banks..................................................................   10.5
Financial Services.....................................................    7.9
Oil....................................................................    2.0
Utilities..............................................................    1.8
Medical................................................................    1.7
Food...................................................................    1.6
Transportation.........................................................    1.2
Telecommunications.....................................................    1.1
Waste Disposal.........................................................    1.0
Media..................................................................    0.9
Aerospace/Defense......................................................    0.6
Chemicals..............................................................    0.6
Computers..............................................................    0.6
Cable..................................................................    0.5
Real Estate............................................................    0.5
Lodging................................................................    0.4
Conglomerate...........................................................    0.2
Assets in excess of other liabilities
  (including Taxable Money Market Series)..............................    0.1
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    See Notes to Financial Statements                                     15

       Prudential Global Total Return Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                    June 30, 2002
---------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $223,172,189)                           $ 234,276,185
Foreign currency, at value (cost $190,837)                                192,642
Cash                                                                        5,212
Receivable for investments sold                                        12,580,184
Interest receivable                                                     3,745,352
Unrealized appreciation on forward currency contracts                   1,215,267
Receivable for Fund shares sold                                            39,681
Due from broker - variation margin                                         21,432
Other assets                                                               10,623
                                                                    -------------
      Total assets                                                    252,086,578
                                                                    -------------
LIABILITIES
Payable for investments purchased                                      21,019,331
Unrealized depreciation on forward currency contracts                   2,932,714
Accrued expenses and other liabilities                                    478,578
Payable for Fund shares reacquired                                        444,784
Management fee payable                                                    139,842
Distribution fee payable                                                   50,447
Withholding tax payable                                                     2,842
                                                                    -------------
      Total liabilities                                                25,068,538
                                                                    -------------
NET ASSETS                                                          $ 227,018,040
                                                                    -------------
                                                                    -------------
Net assets were comprised of:
   Common stock, at par                                             $     327,997
   Paid-in capital in excess of par                                   246,987,452
                                                                    -------------
                                                                      247,315,449
   Distributions in excess of net investment income                    (1,150,232)
   Accumulated net realized loss on investment and foreign
      currency transactions                                           (28,627,648)
   Net unrealized appreciation on investments and foreign
      currencies                                                        9,480,471
                                                                    -------------
Net assets, June 30, 2002                                           $ 227,018,040
                                                                    -------------
                                                                    -------------

    16                                     See Notes to Financial Statements

       Prudential Global Total Return Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                    June 30, 2002
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($213,254,855 /
      30,813,838 shares of common stock issued and outstanding)             $6.92
   Maximum sales charge (4% of offering price)                                .29
                                                                    -------------
   Maximum offering price to public                                         $7.21
                                                                    -------------
                                                                    -------------
Class B:
   Net asset value, offering price and redemption price per share
      ($7,576,942 / 1,092,971 shares of common stock issued and
      outstanding)                                                          $6.93
                                                                    -------------
                                                                    -------------
Class C:
   Net asset value and redemption price per share ($764,613 /
      110,355 shares of common stock issued and outstanding)                $6.93
   Sales charge (1% of offering price)                                        .07
                                                                    -------------
   Offering price to public                                                 $7.00
                                                                    -------------
                                                                    -------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($5,421,630 / 782,542 shares of common stock issued and
      outstanding)                                                          $6.93
                                                                    -------------
                                                                    -------------

    See Notes to Financial Statements                                     17

       Prudential Global Total Return Fund, Inc.
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                        Ended
                                                                    June 30, 2002
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest (net of foreign withholding taxes of $309)               $ 6,971,616
                                                                    -------------
Expenses
   Management fee                                                        856,564
   Distribution fee--Class A                                             268,450
   Distribution fee--Class B                                              36,451
   Distribution fee--Class C                                               2,720
   Transfer agent's fees and expenses                                    266,000
   Custodian's fees and expenses                                         175,000
   Reports to shareholders                                               136,000
   Legal fees and expenses                                                30,000
   Audit fee                                                              21,000
   Registration fees                                                      15,000
   Directors' fees                                                         6,000
   Miscellaneous                                                           5,231
                                                                    -------------
      Total expenses                                                   1,818,416
                                                                    -------------
Net investment income                                                  5,153,200
                                                                    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized loss on:
   Investment transactions                                            (3,852,138)
   Foreign currency transactions                                      (3,961,152)
   Financial futures contracts transactions                             (636,085)
                                                                    -------------
                                                                      (8,449,375)
                                                                    -------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                        13,008,638
   Foreign currencies                                                 (1,562,094)
   Financial futures contracts                                           206,113
                                                                    -------------
                                                                      11,652,657
                                                                    -------------
Net gain on investments and foreign currencies                         3,203,282
                                                                    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ 8,356,482
                                                                    -------------
                                                                    -------------

    18                                     See Notes to Financial Statements

       Prudential Global Total Return Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                  Six Months            Year
                                                     Ended              Ended
                                                 June 30, 2002    December 31, 2001
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                         $   5,153,200      $  10,957,118
   Net realized loss on investment and foreign
      currency transactions                         (8,449,375)       (12,782,647)
   Net change in unrealized appreciation
      (depreciation) on investments and
      foreign currencies                            11,652,657          1,398,073
                                                 -------------    -----------------
   Net increase (decrease) in net assets
      resulting from operations                      8,356,482           (427,456)
                                                 -------------    -----------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                       (4,128,224)        (7,593,491)
      Class B                                         (113,663)          (209,566)
      Class C                                          (11,565)           (17,431)
      Class Z                                         (112,061)          (327,546)
                                                 -------------    -----------------
                                                    (4,365,513)        (8,148,034)
                                                 -------------    -----------------
   Tax return of capital distributions
      Class A                                               --         (1,751,254)
      Class B                                               --            (48,332)
      Class C                                               --             (4,021)
      Class Z                                               --            (75,542)
                                                 -------------    -----------------
                                                            --         (1,879,149)
                                                 -------------    -----------------
Fund share transactions (Net of share
   conversions) (Notes 6 and 7)
   Net proceeds from shares sold(a)                  2,966,039         67,121,802
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                  2,029,235          4,711,672
   Cost of shares reacquired                       (19,789,925)       (48,777,389)
                                                 -------------    -----------------
   Increase (decrease) in net assets from Fund
      share transactions                           (14,794,651)        23,056,085
                                                 -------------    -----------------
Total increase (decrease)                          (10,803,682)        12,601,446
                                                 -------------    -----------------
NET ASSETS
Beginning of period                                237,821,722        225,220,276
                                                 -------------    -----------------
End of period                                    $ 227,018,040      $ 237,821,722
                                                 -------------    -----------------
                                                 -------------    -----------------
------------------------------
(a) For the year ended December 31, 2001, includes $52,828,725 for shares issued in connection with the merger of Prudential International Bond Fund.

    See Notes to Financial Statements                                     19

       Prudential Global Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential Global Total Return Fund, Inc. (the 'Fund') is an open-end, non-diversified management investment company. The Fund's investment objective is to seek total return made up of current income and capital appreciation. The Fund seeks to achieve this objective by investing at least 65% of its total assets in income-producing debt securities issued by the U.S. and foreign corporations and governments, supranational organizations, semi-government entities or governmental agencies, authorities or instrumentalities and short-term bank debt securities or bank deposits. The Fund looks primarily for investment-grade securities denominated in U.S. dollars and in foreign currencies.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    In valuing the Fund's assets, quotations of
foreign securities in a foreign currency are converted to U.S. dollar equivalents at the then current currency value. Portfolio securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Fund's manager in consultation with the Fund's adviser to be over-the-counter, are valued on the basis of valuations provided by an independent pricing agent or more than one principal market maker (if available otherwise a primary market dealer). Any security for which the primary market is on an exchange or NASDAQ National Market System Securities are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the last bid price on such day in the absence of an asked price. Forward currency exchange contracts are valued at the current cost of covering or offsetting the contract on the day of valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the current rates of exchange.

       Prudential Global Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      (ii) purchases and sales of investment securities, income and expenses--at the rates of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the period. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains (losses) resulting from the valuing of foreign currency denominated assets (excluding investments) and liabilities at year-end exchange rates are reflected as a component of net unrealized appreciation or depreciation on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

      The Fund invests in financial futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value
                                                                          21

       Prudential Global Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Forward Currency Contracts:    A forward currency contract is a commitment
to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain
(loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

      Security Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains (losses) on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts on purchases of debt securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. Upon initial adoption, the Fund was required to adjust the cost of its fixed-income securities by the cumulative amounts that would have been recognized had the amortization been in effect from the purchase date of each holding. Adopting this accounting principle does not affect the Fund's net asset value, but changes the classification of certain amounts between interest income and realized and unrealized gain (loss) in the Statement of Operations. The current adjustments for the six months ended June 30, 2002 resulted in a decrease to net investment income of $673,783, an increase of realized capital losses of $297,889 and an increase of unrealized appreciation of $1,218,359. The cumulative adjustment upon adoption through December 31, 2001 resulted in a decrease to distributions in excess of net

       Prudential Global Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

investment income of $240,713 and an increase to unrealized appreciation on investments of $240,713.

      Net investment income (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Taxes:    It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income or excise tax provision is required.

      Withholding taxes on foreign interest have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

      Dividends and Distributions:    Dividends are declared and paid quarterly.
Distributions of capital gains, if any, will be declared at least annually. Dividends and distributions are recorded on the ex-dividend date.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments LLC ('PI'), formerly known as Prudential Investments Fund Management LLC. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'), an indirect, wholly-owned subsidiary of Prudential Financial, Inc. ('Prudential'). The subadvisory agreement provides that the subadvisor will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadvisor is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is accrued daily and payable monthly at an annual rate of .75 of 1% of the Fund's average daily net assets up to $500 million, .70 of 1% of such assets between $500 million and $1 billion, and .65 of 1% of such assets in excess of $1 billion.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, B, C and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.
                                                                          23

       Prudential Global Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B, and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively, for the six months ended June 30, 2002. Effective January 1, 2002, PIMS discontinued its waiver of .25 of 1% of the average daily net assets for Class B only. For the six months ended June 30, 2002, such expenses were 1% of the average daily net assets.

      PIMS has advised the Fund that it has received approximately $54,800 and $200 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended June 30, 2002. From these fees, PIMS paid a substantial part of such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended June 30, 2002, it received approximately $7,800 and $200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential. The Fund, along with other affiliated registered investment companies (the
'Funds'), entered into a syndicated credit agreement ('SCA') with a group of banks. The amount of the commitment was $500 million from January 1, 2002 through May 2, 2002. On May 3, 2002, the Funds renewed and amended the SCA, which effectively increased the commitment to $800 million and gives the Funds the ability to raise the commitment to $1 billion, if necessary. Interest on borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is May 2, 2003. The Fund did not borrow any amounts pursuant to the SCA during the six months ended
June 30, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended June 30, 2002, the Fund incurred fees of approximately $207,000 for the services of PMFS. As of June 30, 2002, approximately $33,800 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates.

       Prudential Global Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      The Fund invests in the Taxable Money Market Series (the 'Series'), a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2002, the Fund earned $131,726 from the Series by investing its excess cash.

      The Fund paid networking fees to Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The total amount paid to PSI during the six months ended June 30, 2002 was $17,900 and is incurred in transfer agent's fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments for the six months ended June 30, 2002, aggregated $191,012,327 and $198,499,809, respectively.

      During the six months ended June 30, 2002, the Fund entered into financial futures contracts. Details of open contracts at June 30, 2002 are as follows:

                                                      Value at        Value at         Unrealized
Number of                             Expiration        Trade         June 30,        Appreciation
Contracts             Type               Date           Date            2002         (Depreciation)
---------     --------------------    -----------    -----------     -----------     ---------------
                Short Position:
    61          2-yr Euro-Schatz      Sept. 2002     $ 6,176,330     $ 6,226,936        $ (50,606)
    68         2-yr U.S. T-Notes      Sept. 2002      14,170,313      14,276,812         (106,499)
    65         20-yr U.S. T-Bonds     Sept. 2002       6,589,844       6,680,782          (90,938)
   271         10-yr U.S. T-Bonds     Sept. 2002      29,010,047      29,060,516          (50,469)
                 Long Position:
    60           5-yr Euro-BOBL       Sept. 2002       6,210,503       6,284,851           74,348
     7          10-yr Euro-Bonds      Sept. 2002         742,842         742,635             (207)
     2          10-yr Jpn Bonds       Sept. 2002       2,306,316       2,320,500           14,184
   122         5-yr U.S. T-Notes      Sept. 2002      12,899,594      13,105,469          205,875
                                                                                     ---------------
                                                                                        $  (4,312)
                                                                                     ---------------
                                                                                     ---------------

      At June 30, 2002, the Fund had outstanding forward currency contracts to purchase and sell foreign currencies as follows:
                                                                          25

       Prudential Global Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

                                                 Value at
    Foreign Currency          Current        Settlement Date       Unrealized         Unrealized
   Purchase Contracts          Value             Payable          Appreciation      (Depreciation)
------------------------    ------------     ----------------     -------------     --------------
Australian Dollars,
  expiring 7/17/02          $  4,448,714       $  4,508,958        $        --       $    (60,244)
Canadian Dollars,
  expiring 7/10/02             2,372,419          2,374,379                 --             (1,960)
Danish Krone,
  expiring 7/16/02             2,136,382          2,044,446             91,936                 --
Euros,
  expiring 7/24/02            11,429,625         11,340,900            100,690            (11,965)
Japanese Yen,
  expiring 7/01-8/1/02        33,372,085         32,718,078            673,554            (19,547)
Pound Sterling,
  expiring 7/15/02               218,237            210,787              7,450                 --
Swedish Kronas,
  expiring 7/15/02             5,793,245          5,480,497            312,748                 --
                            ------------     ----------------     -------------     --------------
                            $ 59,770,707       $ 58,678,045        $ 1,186,378       $    (93,716)
                            ------------     ----------------     -------------     --------------
                            ------------     ----------------     -------------     --------------

                                                 Value at
    Foreign Currency          Current        Settlement Date       Unrealized         Unrealized
     Sale Contracts            Value            Receivable        Appreciation      (Depreciation)
------------------------    ------------     ----------------     -------------     --------------
Australian Dollars,
  expiring 7/17/02          $  4,279,835       $  4,261,501        $        --       $    (18,334)
Canadian Dollars,
  expiring 7/10/02             8,386,643          8,332,438                 --            (54,205)
Euros,
  expiring 7/24/02            24,618,931         24,077,935              8,351           (549,347)
Japanese Yen,
  expiring 7/01-8/1/02        41,524,998         40,610,486             20,538           (935,050)
Pound Sterling,
  expiring 7/15/02            32,136,668         30,854,606                 --         (1,282,062)
                            ------------     ----------------     -------------     --------------
                            $110,947,075       $108,136,966        $    28,889       $ (2,838,998)
                            ------------     ----------------     -------------     --------------
                            ------------     ----------------     -------------     --------------

Note 5. Tax Information
The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of June 30, 2002 were as follows:

                                                    Net Unrealized
  Tax Basis       Appreciation     Depreciation      Appreciation
--------------   --------------   --------------   ----------------
 $224,390,548     $10,740,842        $855,205         $9,885,637

       Prudential Global Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      The differences between book and tax basis are primarily attributable to amortization premiums.

      For federal income tax purposes, the Fund had a capital loss carryforward as of December 31, 2001, of approximately $14,780,900, of which $1,565,600 expires in 2002, $326,200 expires in 2003, $1,656,400 in 2005, $73,000 in 2006,
$2,595,200 in 2007 and $5,073,400 in 2008. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. In addition, the Fund has elected to treat net capital losses of $6,432,100 incurred in two month period ended December 31, 2001 as having occurred in the current fiscal year.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      There are 2 billion authorized shares of common stock at $.01 par value per share, divided equally into Class A, B, C and Z shares.

      Transactions in shares of common stock were as follows:

Class A                                                      Shares          Amount
--------------------------------------------------------   -----------    -------------
Six months ended June 30, 2002:
Shares sold                                                    219,488    $   1,495,643
Shares issued in reinvestment of dividends and
  distributions                                                266,464        1,815,267
Shares reacquired                                           (2,598,281)     (17,700,764)
                                                           -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                (2,112,329)     (14,389,854)
Shares issued upon conversion from Class B                      31,930          219,672
                                                           -----------    -------------
Net increase (decrease) in shares outstanding               (2,080,399    $ (14,170,182)
                                                           -----------    -------------
                                                           -----------    -------------
Year ended December 31, 2001:
Shares sold                                                  1,377,629    $   9,681,801
Shares issued in connection with reorganization (Note 7)     6,870,250       48,585,572
Shares issued in reinvestment of dividends and
  distributions                                                587,060        4,085,332
Shares reacquired                                           (5,351,662)     (37,564,616)
                                                           -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 3,483,277       24,788,089
Shares issued upon conversion from Class B                      85,261          600,460
                                                           -----------    -------------
Net increase (decrease) in shares outstanding                3,568,538    $  25,388,549
                                                           -----------    -------------
                                                           -----------    -------------

                                                                          27

       Prudential Global Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                      Shares          Amount
--------------------------------------------------------   -----------    -------------
Six months ended June 30, 2002:
Shares sold                                                    148,627    $   1,013,890
Shares issued in reinvestment of dividends and
  distributions                                                 14,681          100,130
Shares reacquired                                             (102,270)        (696,872)
                                                           -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                    61,038          417,148
Shares issued upon conversion into Class A                     (31,895)        (219,672)
                                                           -----------    -------------
Net increase (decrease) in shares outstanding                   29,143    $     197,476
                                                           -----------    -------------
                                                           -----------    -------------
Year ended December 31, 2001:
Shares sold                                                    240,615    $   1,696,394
Shares issued in connection with reorganization (Note 7)       240,424        1,701,181
Shares issued in reinvestment of dividends and
  distributions                                                 31,339          218,265
Shares reacquired                                             (228,414)      (1,605,866)
                                                           -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   283,964        2,009,974
Shares reacquired upon conversion into Class A                 (85,233)        (600,460)
                                                           -----------    -------------
Net increase (decrease) in shares outstanding                  198,731    $   1,409,514
                                                           -----------    -------------
                                                           -----------    -------------
Class C
--------------------------------------------------------
Six months ended June 30, 2002:
Shares sold                                                     11,468    $      78,276
Shares issued in reinvestment of dividends and
  distributions                                                  1,519           10,357
Shares reacquired                                               (8,193)         (55,599)
                                                           -----------    -------------
Net increase (decrease) in shares outstanding                    4,794           33,034
                                                           -----------    -------------
Year ended December 31, 2001:
Shares sold                                                     40,252    $     283,178
Shares issued in connection with reorganization (Note 7)        21,157          149,698
Shares issued in reinvestment of dividends and
  distributions                                                  2,654           18,462
Shares reacquired                                              (18,181)        (127,955)
                                                           -----------    -------------
Net increase (decrease) in shares outstanding                   45,882    $     323,383
                                                           -----------    -------------
                                                           -----------    -------------
Class Z
--------------------------------------------------------
Six months ended June 30, 2002:
Shares sold                                                     55,558    $     378,230
Shares issued in reinvestment of dividends and
  distributions                                                 15,192          103,481
Shares reacquired                                             (195,995)      (1,336,690)
                                                           -----------    -------------
Net increase (decrease) in shares outstanding                 (125,245)        (854,979)
                                                           -----------    -------------
                                                           -----------    -------------
Year ended December 31, 2001:
Shares sold                                                    372,620    $   2,631,704
Shares issued in connection with reorganization (Note 7)       337,799        2,392,274
Shares issued in reinvestment of dividends and
  distributions                                                 55,822          389,613
Shares reacquired                                           (1,343,505)      (9,478,952)
                                                           -----------    -------------
Net increase (decrease) in shares outstanding                 (577,264)   $  (4,065,361)
                                                           -----------    -------------
                                                           -----------    -------------

       Prudential Global Total Return Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Note 7. Reorganization
On May 26, 1999, the Board of Directors of the Fund approved an Agreement and Plan of Reorganization (the 'Plan') which provided for the transfer of all of the assets of the Class A, B, C and Z shares of the Prudential International Bond Fund, Inc., in exchange for like shares of the Fund and the Fund's assumption of the liabilities of the Prudential International Bond Fund, Inc.

      The Plan was approved by the shareholders of the Prudential International Bond Fund, Inc. at a shareholder meeting held on August 24, 2000. The reorganization took place on May 4, 2001. The Prudential International Bond Fund, Inc. and the Fund incurred their pro rata share of the costs of reorganization, including the costs of proxy solicitation.

      The acquisition was accomplished by a tax-free exchange of the following shares:

      Prudential               Prudential Global
      International               Total Return
    Bond Fund, Inc.                Fund, Inc.               Value
Class A       8,055,169      Class A       6,870,250     $48,585,572
    B           279,508            B         240,424       1,701,181
    C            24,596            C          21,157         149,698
    Z           395,963            Z         337,799       2,392,274

      The aggregate net assets and unrealized depreciation of the Prudential International Bond Fund, Inc. immediately before the acquisition were $52,828,725 and $992,363, respectively.

      The aggregate net assets of the Prudential Global Total Return Fund, Inc. immediately before the acquisition was $216,456,632.

      The future utilization of the acquired capital loss carryforwards from Prudential International Bond Fund, Inc. in the amount of $1,768,339, will be limited under certain conditions defined in the Internal Revenue Code of 1986, as amended.
                                                                          29

       Prudential Global Total Return Fund, Inc.
             Financial Highlights (Unaudited)

                                                                      Class A
                                                                 -----------------
                                                                 Six Months Ended
                                                                 June 30, 2002(b)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $    6.80
                                                                 -----------------
Income from investment operations
Net investment income                                                      .17
Net realized and unrealized gain (loss) on investment and
   foreign currencies                                                      .08
                                                                 -----------------
      Total from investment operations                                     .25
                                                                 -----------------
Less distributions
Dividends from net investment income                                      (.13)
Distributions in excess of net investment income                            --
Distributions from net realized capital gains                               --
Tax return of capital distributions                                         --
                                                                 -----------------
      Total distributions                                                 (.13)
                                                                 -----------------
Net asset value, end of period                                       $    6.92
                                                                 -----------------
                                                                 -----------------
TOTAL INVESTMENT RETURN(a):                                               3.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 213,255
Average net assets (000)                                             $ 216,540
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.57%(c)
   Expenses, excluding distribution and service (12b-1) fees              1.32%(c)
   Net investment income                                                  4.53%(c)
For Class A, B, C, and Z shares:
   Portfolio turnover rate                                                  87%

------------------------------
(a) Total investment return based on net asset value is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effect of sales load. Total investment returns for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.

    30                                     See Notes to Financial Statements

       Prudential Global Total Return Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                         Year Ended December 31,
----------------------------------------------------------------------------------------------------------
    2001(b)                2000               1999(b)              1998(b)              1997(b)
----------------------------------------------------------------------------------------------------------
    $   7.10             $   7.26             $   8.03             $   7.88             $   8.38
----------------     ----------------     ----------------     ----------------     ----------------
         .32                  .42                  .44                  .52                  .55
        (.33)                (.18)                (.75)                 .16                 (.18)
----------------     ----------------     ----------------     ----------------     ----------------
        (.01)                 .24                 (.31)                 .68                  .37
----------------     ----------------     ----------------     ----------------     ----------------
        (.24)                  --                 (.33)                (.35)                (.68)
          --                   --                   --                 (.02)                (.19)
          --                   --                   --                 (.16)                  --
        (.05)                (.40)                (.13)                  --                   --
----------------     ----------------     ----------------     ----------------     ----------------
        (.29)                (.40)                (.46)                (.53)                (.87)
----------------     ----------------     ----------------     ----------------     ----------------
    $   6.80             $   7.10             $   7.26             $   8.03             $   7.88
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        (.15)%               3.49%               (3.95)%               8.92%                4.55%
    $223,683             $208,101             $257,548             $158,932             $183,054
    $226,129             $225,914             $166,940             $171,427             $204,795
        1.52%                1.62%                1.75%                1.33%                1.39%
        1.27%                1.37%                1.50%                1.18%                1.24%
        4.50%                5.74%                6.00%                6.42%                6.73%
         237%                 436%                 132%                  46%                  43%

    See Notes to Financial Statements                                     31

       Prudential Global Total Return Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class B
                                                                 -----------------
                                                                 Six Months Ended
                                                                 June 30, 2002(b)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  6.81
                                                                      -------
Income from investment operations
Net investment income                                                     .15
Net realized and unrealized gain (loss) on investment and
   foreign currencies                                                     .08
                                                                      -------
      Total from investment operations                                    .23
                                                                      -------
Less distributions
Dividends from net investment income                                     (.11)
Distributions in excess of net investment income                           --
Distributions from net realized capital gains                              --
Tax return of capital distributions                                        --
                                                                      -------
      Total distributions                                                (.11)
                                                                      -------
Net asset value, end of period                                        $  6.93
                                                                      -------
                                                                      -------
TOTAL INVESTMENT RETURN(a):                                              3.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 7,577
Average net assets (000)                                              $ 7,351
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             2.32%(c)
   Expenses, excluding distribution and service (12b-1) fees             1.32%(c)
   Net investment income                                                 3.76%(c)

------------------------------
(a) Total investment return based on net asset value is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effect of sales load. Total investment returns for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.

    32                                     See Notes to Financial Statements

       Prudential Global Total Return Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                         Year Ended December 31,
----------------------------------------------------------------------------------------------------------
    2001(b)                2000               1999(b)              1998(b)              1997(b)
----------------------------------------------------------------------------------------------------------
    $   7.10             $   7.26             $   8.03             $   7.89             $   8.39
----------------     ----------------     ----------------     ----------------     ----------------
         .28                  .37                  .40                  .46                  .49
        (.31)                (.17)                (.76)                 .16                 (.16)
----------------     ----------------     ----------------     ----------------     ----------------
        (.03)                 .20                 (.36)                 .62                  .33
----------------     ----------------     ----------------     ----------------     ----------------
        (.21)                  --                 (.28)                (.30)                (.64)
          --                   --                   --                 (.02)                (.19)
          --                   --                   --                 (.16)                  --
        (.05)                (.36)                (.13)                  --                   --
----------------     ----------------     ----------------     ----------------     ----------------
        (.26)                (.36)                (.41)                (.48)                (.83)
----------------     ----------------     ----------------     ----------------     ----------------
    $   6.81             $   7.10             $   7.26             $   8.03             $   7.89
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        (.49)%               2.82%               (4.35)%               8.13%                3.98%
    $  7,241             $  6,145             $  7,810             $  3,625             $  2,300
    $  7,120             $  6,821             $  4,642             $  3,048             $  1,246
        2.02%                2.12%                2.25%                1.93%                1.99%
        1.27%                1.37%                1.50%                1.18%                1.24%
        4.01%                5.24%                5.49%                5.86%                6.13%

    See Notes to Financial Statements                                     33

       Prudential Global Total Return Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class C
                                                                 -----------------
                                                                 Six Months Ended
                                                                 June 30, 2002(b)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  6.81
                                                                      -------
Income from investment operations
Net investment income                                                     .16
Net realized and unrealized gain (loss) on investment and
   foreign currencies                                                     .07
                                                                      -------
      Total from investment operations                                    .23
                                                                      -------
Less distributions
Dividends from net investment income                                     (.11)
Distributions in excess of net investment income                           --
Distributions from net realized capital gains                              --
Tax return of capital distributions                                        --
                                                                      -------
      Total distributions                                                (.11)
                                                                      -------
Net asset value, end of period                                        $  6.93
                                                                      -------
                                                                      -------
TOTAL INVESTMENT RETURN(a):                                              3.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $   765
Average net assets (000)                                              $   731
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             2.07%(c)
   Expenses, excluding distribution and service (12b-1) fees             1.32%(c)
   Net investment income                                                 4.00%(c)

------------------------------
(a) Total investment return based on net asset value is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return does not consider the effect of sales load. Total investment returns for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.

    34                                     See Notes to Financial Statements

       Prudential Global Total Return Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                         Year Ended December 31,
----------------------------------------------------------------------------------------------------------
    2001(b)                2000               1999(b)              1998(b)              1997(b)
----------------------------------------------------------------------------------------------------------
    $   7.10             $   7.26             $   8.03             $   7.89             $   8.39
----------------     ----------------     ----------------     ----------------     ----------------
         .28                  .36                  .40                  .46                  .49
        (.31)                (.16)                (.76)                 .16                 (.16)
----------------     ----------------     ----------------     ----------------     ----------------
        (.03)                 .20                 (.36)                 .62                  .33
----------------     ----------------     ----------------     ----------------     ----------------
        (.21)                  --                 (.28)                (.30)                (.64)
          --                   --                   --                 (.02)                (.19)
          --                   --                   --                 (.16)                  --
        (.05)                (.36)                (.13)                  --                   --
----------------     ----------------     ----------------     ----------------     ----------------
        (.26)                (.36)                (.41)                (.48)                (.83)
----------------     ----------------     ----------------     ----------------     ----------------
    $   6.81             $   7.10             $   7.26             $   8.03             $   7.89
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        (.49)%               2.82%               (4.35)%               8.13%                3.98%
    $    719             $    424             $    561             $    275             $    190
    $    564             $    482             $    354             $    220             $    397
        2.02%                2.12%                2.25%                1.93%                1.99%
        1.27%                1.37%                1.50%                1.18%                1.24%
        3.97%                5.29%                5.51%                5.84%                6.05%

    See Notes to Financial Statements                                     35

       Prudential Global Total Return Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                      Class Z
                                                                 -----------------
                                                                 Six Months Ended
                                                                 June 30, 2002(b)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  6.81
                                                                      -------
Income from investment operations
Net investment income                                                     .18
Net realized and unrealized gain (loss) on investment and
   foreign currencies                                                     .08
                                                                      -------
      Total from investment operations                                    .26
                                                                      -------
Less distributions
Dividends from net investment income                                     (.14)
Distributions in excess of net investment income                           --
Distributions from net realized capital gains                              --
Tax return of capital distributions                                        --
                                                                      -------
      Total distributions                                                (.14)
                                                                      -------
Net asset value, end of period                                        $  6.93
                                                                      -------
                                                                      -------
TOTAL INVESTMENT RETURN(a):                                              3.86%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 5,422
Average net assets (000)                                              $ 5,688
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             1.32%(c)
   Expenses, excluding distribution and service (12b-1) fees             1.32%(c)
   Net investment income                                                 4.79%(c)

------------------------------
(a) Total investment return based on net asset value is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than a full year are not annualized.
(b) Calculated based upon weighted average shares outstanding during the period.
(c) Annualized.
(d) Commencement of offering of Class Z shares.

    36                                     See Notes to Financial Statements

       Prudential Global Total Return Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                   Class Z
--------------------------------------------------------------------------------------------------------------
                            Year Ended December 31,                                  March 18, 1997(d)
-------------------------------------------------------------------------------           Through
    2001(b)                2000               1999(b)              1998(b)          December 31, 1997(b)
--------------------------------------------------------------------------------------------------------------
     $ 7.10              $   7.27             $   8.03              $ 7.88                 $ 8.32
    -------              --------             --------             -------                -------
        .35                   .43                  .42                 .52                    .39
       (.33)                 (.18)                (.71)                .17                    .05
    -------              --------             --------             -------                -------
        .02                   .25                 (.29)                .69                    .44
    -------              --------             --------             -------                -------
       (.25)                   --                 (.34)               (.36)                  (.69)
         --                    --                   --                (.02)                  (.19)
         --                    --                   --                (.16)                    --
       (.06)                 (.42)                (.13)                 --                     --
    -------              --------             --------             -------                -------
       (.31)                 (.42)                (.47)               (.54)                  (.88)
    -------              --------             --------             -------                -------
     $ 6.81              $   7.10             $   7.27              $ 8.03                 $ 7.88
    -------              --------             --------             -------                -------
    -------              --------             --------             -------                -------
        .10%                 3.78%               (3.74)%              9.07%                  5.56%
     $6,179              $ 10,551             $ 12,847              $2,435                 $  686
     $9,591              $ 11,136             $  4,604              $1,771                 $  257
       1.27%                 1.37%                1.50%               1.18%                  1.24%(c)
       1.27%                 1.37%                1.50%               1.18%                  1.24%(c)
       4.84%                 5.98%                6.11%               6.65%                  5.41%(c)

    See Notes to Financial Statements                                     37

Prudential Global Total Return Fund, Inc.

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
----------------------------------

Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
    Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series

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                                    www.prudential.com    (800) 225-1852


Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
    Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**
-----------------------------------------------

Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund
    Strategic Partners Mid-Cap Value Fund

Special Money Market Fund, Inc.*
    Money Market Series


 *This Fund is not a direct purchase money fund and is only an exchangeable money fund.

**Not exchangeable with Prudential mutual funds.

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Prudential Global Total Return Fund, Inc.

Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

WE THINK THAT'S A MISTAKE
At Prudential, we've made some changes to our mutual funds report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

PERFORMANCE AT A GLANCE
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in the returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

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                                       www.prudential.com    (800) 225-1852

INVESTMENT ADVISER'S REPORT
The portfolio manager, who invests your money for you, reports on successful-- and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

PORTFOLIO OF INVESTMENTS
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing, because it was sold before the close of the reporting period.

STATEMENT OF ASSETS AND LIABILITIES
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution--but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

STATEMENT OF OPERATIONS
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

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Prudential Global Total Return Fund, Inc.

Getting the Most from Your Prudential Mutual Fund

STATEMENT OF CHANGES IN NET ASSETS
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

NOTES TO FINANCIAL STATEMENTS
This is the kind of technical material that can intimidate readers, but it does contain useful information. The notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential mutual funds prices securities. The notes also explain who manages and distributes the Fund's shares and, more important, how much they are paid for doing so. Finally, the notes explain how many shares are outstanding and the number issued and redeemed over the period.

FINANCIAL HIGHLIGHTS
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

INDEPENDENT ACCOUNTANT'S REPORT
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

TAX INFORMATION
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

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www.prudential.com    (800) 225-1852

PERFORMANCE COMPARISON
These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as the return on a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund--the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

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Prudential Global Total Return Fund, Inc.

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

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                                   www.prudential.com    (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Saul K. Fenster
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Maria G. Master, Secretary
Marguerite E.H. Morrison, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Gateway Center Two
Newark, NJ 07102

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004-2498

Fund Symbols    Nasdaq      CUSIP
------------    ------      -----
    Class A     GTRAX     744337106
    Class B     PBTRX     744337205
    Class C     PCTRX     744337304
    Class Z     PZTRX     744337403

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2002, were not audited and, accordingly, no auditor's opinion is expressed on them.

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PRUDENTIAL (LOGO)

Fund Symbols    Nasdaq     CUSIP
------------    ------     -----
    Class A     GTRAX    744337106
    Class B     PBTRX    744337205
    Class C     PCTRX    744337304
    Class Z     PZTRX    744337403

MF169E2    IFS-A073275

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.